Financial Instruments, Terminated Swaps (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Terminated Swaps [Abstract]
Amortization of fair value adjustments for terminated swaps	$ 53	$ 28	$ 17
Expected net decrease to interest expense in future years through 2027	$ 190